Quarterly Holdings Report
for
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2022
SRQ-NPRT1-0722
1.912886.111
Corporate Bonds - 38.7%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.3%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.0%
Spotify U.S.A., Inc. 0% 3/15/26		485,000	392,850

Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		1,512,000	1,375,842
3.375% 8/15/26		2,955,000	2,227,582
			3,603,424
TOTAL COMMUNICATION SERVICES			3,996,274

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		368,047	1,899,123
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		635,565	2,955,377
			4,854,500
TOTAL CONVERTIBLE BONDS			8,850,774
Nonconvertible Bonds - 38.4%
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 1.5%
Altice France SA:
5.125% 1/15/29(d)		992,000	846,285
5.125% 7/15/29(d)		2,685,000	2,343,669
5.5% 1/15/28(d)		740,000	658,600
5.5% 10/15/29(d)		2,720,000	2,359,600
8.125% 2/1/27(d)		1,525,000	1,529,606
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		4,290,000	4,032,600
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		1,527,000	1,347,014
5.625% 9/15/28(d)		1,575,000	1,256,063
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (d)		1,100,000	1,053,707
Consolidated Communications, Inc. 5% 10/1/28 (d)		570,000	478,800
Embarq Corp. 7.995% 6/1/36		825,000	695,063
Frontier Communications Holdings LLC:
5% 5/1/28(d)		765,000	711,637
5.875% 10/15/27(d)		364,000	356,720
5.875% 11/1/29		515,000	434,542
6% 1/15/30(d)		845,000	717,498
6.75% 5/1/29(d)		610,000	537,630
8.75% 5/15/30(d)		420,000	442,785
Holdco SASU:
6.5% 10/15/26(d)		2,705,000	2,614,626
7% 10/15/28(d)		1,350,000	1,301,171
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		807,000	681,915
3.75% 7/15/29(d)		795,000	677,867
4.25% 7/1/28(d)		805,000	706,388
5.375% 5/1/25		250,000	249,690
Lumen Technologies, Inc.:
4.5% 1/15/29(d)		2,575,000	2,115,820
5.125% 12/15/26(d)		910,000	841,750
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28(d)		55,000	44,275
10.75% 6/1/28(d)		611,000	564,750
Sprint Capital Corp.:
6.875% 11/15/28		970,000	1,097,342
8.75% 3/15/32		1,950,000	2,533,060
Switch Ltd. 4.125% 6/15/29 (d)		325,000	327,542
Telecom Italia Capital SA:
6% 9/30/34		742,000	655,832
7.2% 7/18/36		753,000	680,592
7.721% 6/4/38		200,000	180,768
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		800,000	748,000
Virgin Media Finance PLC 5% 7/15/30 (d)		335,000	299,055
Windstream Escrow LLC 7.75% 8/15/28 (d)		1,940,000	1,786,721
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		780,000	682,500
6.125% 3/1/28(d)		1,813,000	1,450,400
			40,041,883
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. 10% 6/15/26 pay-in-kind (d)(e)		987,120	756,381
Cinemark U.S.A., Inc. 5.25% 7/15/28 (d)		485,000	435,811
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		665,000	635,075
Playtika Holding Corp. 4.25% 3/15/29 (d)		770,000	674,328
Roblox Corp. 3.875% 5/1/30 (d)		1,785,000	1,584,009
			4,085,604
Interactive Media & Services - 0.0%
ZipRecruiter, Inc. 5% 1/15/30 (d)		425,000	400,775

Media - 3.8%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		2,529,000	2,252,580
Altice Financing SA:
5% 1/15/28(d)		3,180,000	2,881,064
5.75% 8/15/29(d)		2,590,000	2,318,050
Altice France Holding SA 6% 2/15/28 (d)		5,520,000	4,602,300
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		5,950,000	5,249,090
4.5% 8/15/30(d)		2,943,000	2,657,823
4.5% 5/1/32		5,665,000	4,984,067
4.5% 6/1/33(d)		1,970,000	1,695,352
4.75% 3/1/30(d)		732,000	675,270
4.75% 2/1/32(d)		1,630,000	1,450,700
5% 2/1/28(d)		1,860,000	1,802,033
5.375% 6/1/29(d)		1,415,000	1,374,517
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(d)		1,035,000	951,062
7.5% 6/1/29(d)		950,000	767,894
7.75% 4/15/28(d)		995,000	834,895
CSC Holdings LLC:
4.125% 12/1/30(d)		1,152,000	988,992
4.625% 12/1/30(d)		5,807,000	4,559,076
5.375% 2/1/28(d)		931,000	884,450
5.75% 1/15/30(d)		4,090,000	3,418,258
6.5% 2/1/29(d)		2,200,000	2,160,818
7.5% 4/1/28(d)		1,895,000	1,762,540
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26(d)		6,430,000	2,121,900
6.625% 8/15/27(d)		15,605,000	2,964,950
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)		835,000	787,405
DISH DBS Corp.:
5.125% 6/1/29		4,115,000	2,904,202
5.25% 12/1/26(d)		1,170,000	989,879
5.75% 12/1/28(d)		1,735,000	1,416,159
7.375% 7/1/28		1,865,000	1,459,363
7.75% 7/1/26		3,499,000	2,991,645
Dolya Holdco 18 DAC 5% 7/15/28 (d)		747,000	684,151
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		1,730,000	1,575,537
Gray Television, Inc. 7% 5/15/27 (d)		700,000	707,000
iHeartCommunications, Inc.:
5.25% 8/15/27(d)		1,530,000	1,438,705
8.375% 5/1/27		5,455,000	5,116,790
Lamar Media Corp. 4.875% 1/15/29		1,627,000	1,598,528
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		310,000	312,325
Midas Opco Holdings LLC 5.625% 8/15/29 (d)		2,360,000	2,135,800
News Corp.:
3.875% 5/15/29(d)		375,000	346,890
5.125% 2/15/32(d)		505,000	481,013
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (d)		625,000	589,063
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		1,547,000	1,434,054
6.5% 9/15/28(d)		3,150,000	2,617,934
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		1,120,000	1,060,214
Sirius XM Radio, Inc.:
3.875% 9/1/31(d)		385,000	338,500
4% 7/15/28(d)		2,385,000	2,211,730
4.125% 7/1/30(d)		1,725,000	1,554,656
5% 8/1/27(d)		800,000	795,000
5.5% 7/1/29(d)		495,000	491,681
TEGNA, Inc.:
4.625% 3/15/28		845,000	827,678
5% 9/15/29		380,000	375,250
Townsquare Media, Inc. 6.875% 2/1/26 (d)		1,035,000	1,000,441
Univision Communications, Inc.:
4.5% 5/1/29(d)		1,650,000	1,511,813
5.125% 2/15/25(d)		600,000	592,500
6.625% 6/1/27(d)		3,445,000	3,481,862
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		150,000	135,705
VTR Finance BV 6.375% 7/15/28 (d)		445,000	374,192
VZ Secured Financing BV 5% 1/15/32 (d)		1,675,000	1,515,352
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		110,000	97,988
Ziggo BV 4.875% 1/15/30 (d)		420,000	388,941
			99,697,627
Wireless Telecommunication Services - 0.6%
Digicel Group Ltd. 6.75% 3/1/23 (d)		7,925,000	5,706,000
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26(d)		1,250,000	1,069,375
8.75% 5/25/24(d)		1,570,000	1,499,644
8.75% 5/25/24(d)		3,075,000	2,930,475
Intelsat Jackson Holdings SA:
5.5% 8/1/23(c)(f)		3,685,000	0
6.5% 3/15/30(d)		3,600,000	3,357,000
8.5% 10/15/24(c)(d)(f)		7,200,000	1
9.75% 7/15/25(c)(d)(f)		50,000	0
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		865,000	410,875
			14,973,370
TOTAL COMMUNICATION SERVICES			159,199,259

CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.8%
Adient Global Holdings Ltd. 4.875% 8/15/26 (d)		1,225,000	1,139,495
Albion Financing 1 SARL 6.125% 10/15/26 (d)		1,005,000	916,198
Albion Financing 2 SARL 8.75% 4/15/27 (d)		570,000	528,675
Allison Transmission, Inc. 3.75% 1/30/31 (d)		138,000	118,163
American Axle & Manufacturing, Inc.:
5% 10/1/29		1,500,000	1,332,735
6.25% 3/15/26		450,000	431,930
6.875% 7/1/28		550,000	526,438
Cooper Standard Auto, Inc. 5.625% 11/15/26 (d)		950,000	475,000
Dana, Inc.:
4.25% 9/1/30		2,200,000	1,917,421
4.5% 2/15/32		625,000	535,344
5.625% 6/15/28		2,420,000	2,343,673
Dornoch Debt Merger Sub, Inc. 6.625% 10/15/29 (d)		580,000	462,550
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		346,000	312,265
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 8.5% 5/15/27 (d)		1,570,000	1,564,741
Patrick Industries, Inc.:
4.75% 5/1/29(d)		650,000	521,625
7.5% 10/15/27(d)		700,000	693,000
Tenneco, Inc. 7.875% 1/15/29 (d)		2,047,000	2,050,408
The Goodyear Tire & Rubber Co.:
5% 7/15/29		1,825,000	1,671,134
5.25% 4/30/31		1,150,000	1,046,500
5.25% 7/15/31		1,620,000	1,474,200
5.625% 4/30/33		178,000	158,924
			20,220,419
Automobiles - 0.7%
Ford Motor Co.:
4.75% 1/15/43		3,613,000	2,980,725
5.291% 12/8/46		4,675,000	4,160,750
7.45% 7/16/31		170,000	189,615
9% 4/22/25		1,515,000	1,687,118
9.625% 4/22/30		1,175,000	1,425,556
PM General Purchaser LLC 9.5% 10/1/28 (d)		2,955,000	2,481,446
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(g)(h)		5,145,000	4,900,613
			17,825,823
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		2,635,000	2,444,042
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		925,000	900,025
Service Corp. International:
3.375% 8/15/30		125,000	109,375
4% 5/15/31		605,000	559,129
5.125% 6/1/29		460,000	460,360
Sotheby's 7.375% 10/15/27 (d)		855,000	835,022
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		1,400,000	1,388,604
			6,696,557
Hotels, Restaurants & Leisure - 3.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)		1,259,000	1,109,689
Affinity Gaming LLC 6.875% 12/15/27 (d)		745,000	662,340
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		1,035,000	883,062
6.25% 7/1/25(d)		630,000	638,190
8.125% 7/1/27(d)		3,905,000	3,972,166
Carnival Corp.:
4% 8/1/28(d)		440,000	398,904
5.75% 3/1/27(d)		1,850,000	1,637,250
6% 5/1/29(d)		790,000	667,550
6.65% 1/15/28		110,000	98,177
7.625% 3/1/26(d)		3,890,000	3,651,776
10.5% 6/1/30(d)		785,000	798,738
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (d)		1,225,000	920,637
CCM Merger, Inc. 6.375% 5/1/26 (d)		1,450,000	1,399,163
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		1,625,000	1,594,044
Cedar Fair LP 5.25% 7/15/29		420,000	405,208
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		715,000	697,504
Cirsa Finance International SARL 4.5% 3/15/27 (d)	EUR	515,000	493,997
Everi Holdings, Inc. 5% 7/15/29 (d)		300,000	266,664
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		2,055,000	1,780,863
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		2,106,000	2,116,530
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		2,425,000	2,103,688
3.75% 5/1/29(d)		300,000	274,725
4% 5/1/31(d)		1,750,000	1,604,225
5.75% 5/1/28(d)		325,000	331,094
International Game Technology PLC:
5.25% 1/15/29(d)		660,000	643,731
6.25% 1/15/27(d)		1,955,000	2,014,334
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		990,000	913,938
Marriott International, Inc. 5.75% 5/1/25		8,000	8,439
Melco Resorts Finance Ltd.:
5.375% 12/4/29(d)		700,000	508,007
5.75% 7/21/28(d)		975,000	748,313
MGM China Holdings Ltd.:
4.75% 2/1/27(d)		705,000	569,288
5.375% 5/15/24(d)		400,000	368,000
5.875% 5/15/26(d)		515,000	443,863
MGM Resorts International:
4.75% 10/15/28		1,973,000	1,795,736
5.5% 4/15/27		1,384,000	1,336,072
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (d)		2,020,000	1,706,900
Motion Bondco DAC 6.625% 11/15/27 (d)		3,150,000	2,835,000
NCL Corp. Ltd.:
3.625% 12/15/24(d)		892,000	800,280
5.875% 3/15/26(d)		790,000	711,790
5.875% 2/15/27(d)		730,000	680,075
7.75% 2/15/29(d)		1,420,000	1,276,225
NCL Finance Ltd. 6.125% 3/15/28 (d)		785,000	659,977
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		460,000	499,675
Penn National Gaming, Inc. 5.625% 1/15/27 (d)		1,950,000	1,798,885
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		1,435,000	1,137,238
5.875% 9/1/31(d)		2,085,000	1,631,971
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (d)		290,000	268,627
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		640,000	546,310
5.375% 7/15/27(d)		720,000	611,440
5.5% 8/31/26(d)		1,975,000	1,733,063
5.5% 4/1/28(d)		2,505,000	2,113,995
9.125% 6/15/23(d)		5,000	5,100
10.875% 6/1/23(d)		445,000	462,827
Sands China Ltd.:
4.375% 6/18/30		600,000	476,856
5.4% 8/8/28		1,085,000	950,731
Scientific Games Corp.:
7.25% 11/15/29(d)		2,505,000	2,488,743
8.625% 7/1/25(d)		1,169,000	1,232,564
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		1,735,000	1,552,825
Six Flags Entertainment Corp. 5.5% 4/15/27 (d)		435,000	423,864
Studio City Finance Ltd. 5% 1/15/29 (d)		1,030,000	628,764
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		5,000	4,788
Viking Cruises Ltd. 5.875% 9/15/27 (d)		330,000	279,921
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		845,000	726,700
Voc Escrow Ltd. 5% 2/15/28 (d)		630,000	559,125
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		715,000	674,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		790,000	726,863
Wynn Macau Ltd.:
5.125% 12/15/29(d)		1,275,000	930,750
5.5% 1/15/26(d)		945,000	763,371
5.5% 10/1/27(d)		2,265,000	1,744,050
5.625% 8/26/28(d)		3,250,000	2,421,250
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29(d)		1,305,000	1,157,535
7.75% 4/15/25(d)		479,000	487,742
Yum! Brands, Inc.:
4.625% 1/31/32		530,000	497,654
5.35% 11/1/43		1,240,000	1,106,964
5.375% 4/1/32		1,055,000	1,028,625
6.875% 11/15/37		1,170,000	1,234,350
			79,434,006
Household Durables - 0.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(d)		400,000	344,180
4.625% 4/1/30(d)		700,000	589,750
6.625% 1/15/28(d)		1,325,000	1,243,134
Beazer Homes U.S.A., Inc. 7.25% 10/15/29		5,275,000	4,950,060
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(d)		1,579,000	1,316,475
5% 6/15/29(d)		830,000	701,641
6.25% 9/15/27(d)		1,578,000	1,472,694
Century Communities, Inc.:
3.875% 8/15/29(d)		875,000	756,788
6.75% 6/1/27		300,000	305,043
KB Home:
4% 6/15/31		975,000	842,156
4.8% 11/15/29		1,575,000	1,449,000
M/I Homes, Inc. 4.95% 2/1/28		1,335,000	1,239,986
STL Holding Co. LLC 7.5% 2/15/26 (d)		1,250,000	1,159,375
SWF Escrow Issuer Corp. 6.5% 10/1/29 (d)		1,925,000	1,463,443
TopBuild Corp. 4.125% 2/15/32 (d)		925,000	816,104
TRI Pointe Homes, Inc. 5.7% 6/15/28		1,080,000	1,029,146
			19,678,975
Internet & Direct Marketing Retail - 0.3%
Match Group Holdings II LLC:
3.625% 10/1/31(d)		380,000	322,886
4.125% 8/1/30(d)		1,769,000	1,574,003
4.625% 6/1/28(d)		130,000	121,091
5.625% 2/15/29(d)		135,000	131,247
Millennium Escrow Corp. 6.625% 8/1/26 (d)		545,000	479,429
Photo Holdings Merger Sub, Inc. 8.5% 10/1/26 (d)		1,575,000	1,338,608
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		4,364,000	3,960,330
			7,927,594
Leisure Products - 0.0%
Vista Outdoor, Inc. 4.5% 3/15/29 (d)		570,000	490,200

Multiline Retail - 0.1%
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (d)		765,000	627,300
Nordstrom, Inc.:
4.25% 8/1/31		740,000	623,827
4.375% 4/1/30		495,000	432,868
			1,683,995
Specialty Retail - 1.0%
Asbury Automotive Group, Inc. 5% 2/15/32 (d)		420,000	380,348
At Home Group, Inc.:
4.875% 7/15/28(d)		250,000	201,463
7.125% 7/15/29(d)		3,035,000	2,052,692
Bath & Body Works, Inc.:
5.25% 2/1/28		240,000	229,200
6.625% 10/1/30(d)		885,000	883,420
6.694% 1/15/27		780,000	776,100
6.95% 3/1/33		720,000	633,354
7.5% 6/15/29		745,000	769,298
Carvana Co.:
4.875% 9/1/29(d)		545,000	359,700
5.5% 4/15/27(d)		935,000	670,040
5.625% 10/1/25(d)		1,380,000	1,215,642
5.875% 10/1/28(d)		240,000	168,749
10.25% 5/1/30(d)		945,000	843,413
Constellation Automotive Financing PLC 4.875% 7/15/27 (d)	GBP	360,000	366,347
Foot Locker, Inc. 4% 10/1/29 (d)		1,370,000	1,127,661
Gap, Inc.:
3.625% 10/1/29(d)		121,000	88,633
3.875% 10/1/31(d)		1,325,000	944,063
Jaguar Land Rover Automotive PLC:
5.875% 1/15/28(d)		845,000	703,274
7.75% 10/15/25(d)		975,000	966,030
LBM Acquisition LLC 6.25% 1/15/29 (d)		1,515,000	1,174,847
LCM Investments Holdings 4.875% 5/1/29 (d)		1,490,000	1,270,225
Metis Merger Sub LLC 6.5% 5/15/29 (d)		4,195,000	3,513,313
Michaels Companies, Inc.:
5.25% 5/1/28(d)		610,000	501,725
7.875% 5/1/29(d)		470,000	336,797
Park River Holdings, Inc. 5.625% 2/1/29 (d)		3,800,000	2,697,558
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		1,250,000	1,176,263
Rent-A-Center, Inc. 6.375% 2/15/29 (d)		885,000	775,534
Specialty Building Products Holdings LLC 6.375% 9/30/26 (d)		665,000	613,463
			25,439,152
Textiles, Apparel & Luxury Goods - 0.2%
ASP Unifrax Holdings, Inc.:
5.25% 9/30/28(d)		625,000	564,406
7.5% 9/30/29(d)		400,000	292,654
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		745,000	633,704
Levi Strauss & Co. 3.5% 3/1/31 (d)		865,000	759,038
The William Carter Co. 5.625% 3/15/27 (d)		200,000	198,866
Wolverine World Wide, Inc. 4% 8/15/29 (d)		3,695,000	3,064,650
			5,513,318
TOTAL CONSUMER DISCRETIONARY			184,910,039

CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		825,000	722,065
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		2,805,000	2,192,360
			2,914,425
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		950,000	826,795
4.875% 2/15/30(d)		1,850,000	1,724,968
C&S Group Enterprises LLC 5% 12/15/28 (d)		2,085,000	1,731,342
Iceland Bondco PLC 4.625% 3/15/25 (Reg. S)	GBP	670,000	706,977
New Albertsons LP:
7.45% 8/1/29		615,000	634,219
8% 5/1/31		415,000	443,289
Performance Food Group, Inc. 5.5% 10/15/27 (d)		324,000	318,667
U.S. Foods, Inc.:
4.625% 6/1/30(d)		1,010,000	927,180
4.75% 2/15/29(d)		685,000	642,992
United Natural Foods, Inc. 6.75% 10/15/28 (d)		655,000	632,894
			8,589,323
Food Products - 0.7%
B&G Foods, Inc. 5.25% 9/15/27		1,165,000	1,042,675
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28(d)		1,200,000	1,100,976
7.5% 4/15/25(d)		500,000	472,770
Darling Ingredients, Inc. 6% 6/15/30 (d)		735,000	735,000
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30(d)		450,000	436,500
6.5% 4/15/29(d)		4,845,000	4,905,563
Kraft Heinz Foods Co.:
4.875% 10/1/49		2,035,000	1,907,900
5% 6/4/42		825,000	790,838
5.2% 7/15/45		650,000	632,673
5.5% 6/1/50		1,325,000	1,355,232
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		815,000	754,894
4.375% 1/31/32(d)		1,100,000	1,014,750
Pilgrim's Pride Corp. 5.875% 9/30/27 (d)		1,600,000	1,638,000
Post Holdings, Inc.:
4.5% 9/15/31(d)		1,275,000	1,118,813
4.625% 4/15/30(d)		474,000	425,192
5.5% 12/15/29(d)		489,000	465,618
TreeHouse Foods, Inc. 4% 9/1/28		185,000	160,025
			18,957,419
Household Products - 0.1%
Diamond BC BV 4.625% 10/1/29 (d)		640,000	544,000
Energizer Holdings, Inc.:
4.375% 3/31/29(d)		25,000	21,139
4.75% 6/15/28(d)		559,000	493,318
Spectrum Brands Holdings, Inc. 5.5% 7/15/30 (d)		10,000	9,244
			1,067,701
Personal Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (d)		1,315,000	1,311,331

Tobacco - 0.0%
Vector Group Ltd. 5.75% 2/1/29 (d)		1,181,000	1,062,900

TOTAL CONSUMER STAPLES			33,903,099

ENERGY - 5.2%
Energy Equipment & Services - 0.4%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (d)		665,000	659,367
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	574,859
Nabors Industries Ltd. 7.5% 1/15/28 (d)		1,500,000	1,410,000
Nabors Industries, Inc.:
5.75% 2/1/25		2,300,000	2,218,649
7.375% 5/15/27(d)		75,000	75,629
Precision Drilling Corp.:
6.875% 1/15/29(d)		25,000	24,125
7.125% 1/15/26(d)		1,000,000	999,724
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		809,540	774,107
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		150,750	149,242
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		408,975	398,751
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		623,438	592,266
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		185,000	179,450
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		646,454	626,949
Transocean, Inc.:
7.5% 1/15/26(d)		811,000	667,546
8% 2/1/27(d)		75,000	58,378
11.5% 1/30/27(d)		500,000	498,750
U.S.A. Compression Partners LP 6.875% 9/1/27		580,000	558,436
			10,466,228
Oil, Gas & Consumable Fuels - 4.8%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (d)		1,565,000	1,596,300
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		1,021,000	1,023,680
5.75% 3/1/27(d)		500,000	501,270
5.75% 1/15/28(d)		800,000	800,000
Antero Resources Corp. 5.375% 3/1/30 (d)		1,625,000	1,648,124
Apache Corp. 4.25% 1/15/30		290,000	279,937
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (d)		411,000	411,801
Athabasca Oil Corp. 9.75% 11/1/26 (d)		1,297,000	1,391,940
Cheniere Energy Partners LP 4% 3/1/31		2,790,000	2,577,263
Cheniere Energy, Inc. 4.625% 10/15/28		1,700,000	1,651,605
Chesapeake Energy Corp. 6.75% 4/15/29 (d)		3,700,000	3,899,800
Citgo Holding, Inc. 9.25% 8/1/24 (d)		995,000	989,358
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		981,000	966,285
7% 6/15/25(d)		4,368,000	4,381,104
CNX Resources Corp. 7.25% 3/14/27 (d)		1,546,000	1,616,157
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		920,000	883,200
Comstock Resources, Inc.:
5.875% 1/15/30(d)		2,185,000	2,085,058
6.75% 3/1/29(d)		2,365,000	2,361,677
Coronado Finance Pty Ltd. 10.75% 5/15/26 (d)		923,000	995,686
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		2,204,000	2,126,419
5.75% 4/1/25		648,000	642,492
6% 2/1/29(d)		705,000	665,132
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(d)		1,000,000	985,248
5.625% 10/15/25(d)		60,000	60,464
CVR Energy, Inc.:
5.25% 2/15/25(d)		894,000	878,444
5.75% 2/15/28(d)		1,222,000	1,160,839
DCP Midstream Operating LP:
5.625% 7/15/27		10,000	10,333
6.75% 9/15/37(d)		1,350,000	1,479,337
8.125% 8/16/30		570,000	651,225
Delek Logistics Partners LP 7.125% 6/1/28 (d)		865,000	839,387
DT Midstream, Inc. 4.125% 6/15/29 (d)		735,000	688,236
Ecopetrol SA:
5.875% 5/28/45		595,000	484,925
6.875% 4/29/30		405,000	408,038
EG Global Finance PLC:
6.75% 2/7/25(d)		2,440,000	2,375,950
8.5% 10/30/25(d)		3,039,000	3,041,363
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28(d)		965,000	984,136
6.625% 7/15/25(d)		200,000	206,782
EnLink Midstream LLC 5.625% 1/15/28 (d)		390,000	387,563
EQM Midstream Partners LP:
6.5% 7/1/27(d)		660,000	660,000
7.5% 6/1/27(d)		410,000	410,000
7.5% 6/1/30(d)		410,000	410,000
EQT Corp. 7.5% 2/1/30		1,565,000	1,737,432
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		958,000	901,152
7% 8/1/27		387,000	376,009
Golar LNG Ltd. 7% 10/20/25 (d)		635,000	617,538
Gulfport Energy Corp. 8% 5/17/26 (d)		750,000	774,848
Harvest Midstream I LP 7.5% 9/1/28 (d)		240,000	240,772
Hess Midstream Partners LP 5.125% 6/15/28 (d)		620,000	612,179
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		415,000	406,580
6% 4/15/30(d)		425,000	413,313
6% 2/1/31(d)		1,405,000	1,369,173
6.25% 11/1/28(d)		2,290,000	2,307,175
6.25% 4/15/32(d)		1,175,000	1,145,437
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		335,000	314,858
Independence Energy Finance LLC 7.25% 5/1/26 (d)		2,000,000	1,939,880
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)		2,620,000	2,586,019
MEG Energy Corp.:
5.875% 2/1/29(d)		531,000	529,736
7.125% 2/1/27(d)		1,677,000	1,755,148
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(f)		3,242,000	0
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		275,000	249,417
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		3,035,000	2,955,513
6.75% 9/15/25(d)		2,759,000	2,714,690
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		3,450,000	3,232,805
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		740,000	681,925
Occidental Petroleum Corp.:
6.125% 1/1/31		655,000	710,675
6.2% 3/15/40		940,000	991,700
6.375% 9/1/28		680,000	734,733
6.45% 9/15/36		145,000	162,207
6.625% 9/1/30		120,000	134,521
7.15% 5/15/28		100,000	110,840
7.5% 5/1/31		1,315,000	1,576,692
7.875% 9/15/31		700,000	847,634
7.95% 6/15/39		1,225,000	1,489,122
8.875% 7/15/30		2,015,000	2,516,735
Parkland Corp.:
4.5% 10/1/29(d)		1,075,000	970,843
4.625% 5/1/30(d)		225,000	202,907
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		2,948,000	3,062,235
Petroleos Mexicanos:
6.625% 6/15/35		1,220,000	976,732
7.69% 1/23/50		665,000	515,375
Range Resources Corp.:
4.75% 2/15/30(d)		2,365,000	2,313,100
8.25% 1/15/29		520,000	563,017
Rockcliff Energy II LLC 5.5% 10/15/29 (d)		640,000	604,800
Rockies Express Pipeline LLC:
4.8% 5/15/30(d)		100,000	87,750
4.95% 7/15/29(d)		820,000	776,544
6.875% 4/15/40(d)		135,000	120,293
7.5% 7/15/38(d)		2,800,000	2,642,770
SM Energy Co. 5.625% 6/1/25		395,000	393,460
Southwestern Energy Co.:
4.75% 2/1/32		2,465,000	2,409,020
5.375% 3/15/30		1,525,000	1,544,063
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,685,000	1,568,735
4.5% 4/30/30(d)		850,000	773,500
5.875% 3/15/28		140,000	139,937
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		603,000	559,548
6% 3/1/27(d)		4,195,000	4,091,593
6% 12/31/30(d)		2,975,000	2,679,136
6% 9/1/31(d)		2,595,000	2,288,344
7.5% 10/1/25(d)		575,000	592,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32		2,095,000	1,911,688
6.875% 1/15/29		830,000	872,612
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		1,800,000	1,702,944
4.125% 8/15/31(d)		2,490,000	2,334,375
Vermilion Energy, Inc. 6.875% 5/1/30 (d)		945,000	905,801
Western Gas Partners LP 4.55% 2/1/30		925,000	884,180
			125,240,568
TOTAL ENERGY			135,706,796

FINANCIALS - 2.8%
Capital Markets - 0.5%
AssuredPartners, Inc. 5.625% 1/15/29 (d)		790,000	687,727
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		800,000	680,688
Coinbase Global, Inc.:
3.375% 10/1/28(d)		1,200,000	877,188
3.625% 10/1/31(d)		1,150,000	776,250
Hightower Holding LLC 6.75% 4/15/29 (d)		805,000	679,248
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,100,000	1,028,500
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)		2,050,000	1,848,813
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		460,000	400,200
LPL Holdings, Inc.:
4% 3/15/29(d)		1,515,000	1,403,269
4.375% 5/15/31(d)		240,000	215,700
MSCI, Inc.:
3.25% 8/15/33(d)		970,000	845,491
4% 11/15/29(d)		875,000	828,450
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(d)		1,900,000	1,615,000
7.875% 5/1/27(d)		995,000	935,967
			12,822,491
Consumer Finance - 0.9%
Cobra AcquisitionCo LLC 6.375% 11/1/29 (d)		875,000	682,500
Ford Motor Credit Co. LLC:
2.9% 2/10/29		920,000	786,812
3.815% 11/2/27		730,000	673,881
4.95% 5/28/27		1,180,000	1,174,433
goeasy Ltd. 4.375% 5/1/26 (d)		725,000	647,063
LFS Topco LLC 5.875% 10/15/26 (d)		775,000	694,144
Navient Corp.:
4.875% 3/15/28		630,000	553,354
5% 3/15/27		950,000	874,000
5.5% 3/15/29		1,845,000	1,610,224
6.75% 6/25/25		1,255,000	1,262,041
6.75% 6/15/26		700,000	688,016
OneMain Finance Corp.:
3.5% 1/15/27		1,485,000	1,321,279
3.875% 9/15/28		1,440,000	1,247,443
4% 9/15/30		300,000	254,760
5.375% 11/15/29		3,520,000	3,252,671
6.125% 3/15/24		15,000	15,361
6.625% 1/15/28		1,751,000	1,753,189
6.875% 3/15/25		945,000	960,422
7.125% 3/15/26		1,634,000	1,673,216
PROG Holdings, Inc. 6% 11/15/29 (d)		1,400,000	1,240,722
SLM Corp. 4.2% 10/29/25		495,000	487,543
			21,853,074
Diversified Financial Services - 0.7%
Castle UK Finco PLC:
3 month EURIBOR + 5.250% 4.829% 5/15/28(d)(g)(h)	EUR	350,000	355,077
7% 5/15/29(d)	GBP	295,000	336,415
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		1,050,000	952,098
5.25% 5/15/27		2,246,000	2,158,968
6.25% 5/15/26		1,695,000	1,705,935
MidCap Financial Issuer Trust:
5.625% 1/15/30(d)		835,000	651,300
6.5% 5/1/28(d)		1,630,000	1,389,122
MPH Acquisition Holdings LLC 5.5% 9/1/28 (d)		1,000,000	940,930
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (d)		1,565,000	1,306,229
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (d)		1,455,000	1,349,716
United Shore Financial Services LLC:
5.5% 4/15/29(d)		525,000	461,024
5.75% 6/15/27(d)		740,000	666,969
Venator Finance SARL/Venator Capital Management Ltd.:
5.75% 7/15/25(d)		1,625,000	1,405,625
9.5% 7/1/25(d)		825,000	853,880
Verscend Escrow Corp. 9.75% 8/15/26 (d)		1,490,000	1,534,111
VMED O2 UK Financing I PLC:
4.25% 1/31/31(d)		542,000	476,960
4.75% 7/15/31(d)		2,245,000	2,031,725
			18,576,084
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25(d)		340,000	329,800
10.125% 8/1/26(d)		1,735,000	1,768,756
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		879,000	832,464
5.875% 11/1/29(d)		780,000	683,198
6.75% 10/15/27(d)		2,400,000	2,316,480
AmWINS Group, Inc. 4.875% 6/30/29 (d)		930,000	861,203
GTCR AP Finance, Inc. 8% 5/15/27 (d)		1,105,000	1,103,223
HUB International Ltd.:
5.625% 12/1/29(d)		1,465,000	1,366,113
7% 5/1/26(d)		1,180,000	1,191,647
Ryan Specialty Group LLC 4.375% 2/1/30 (d)		555,000	499,547
			10,952,431
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.:
3.75% 12/31/24(d)		10,000	9,632
4.375% 1/15/27(d)		765,000	720,974
			730,606
Thrifts & Mortgage Finance - 0.3%
Enact Holdings, Inc. 6.5% 8/15/25 (d)		1,100,000	1,102,882
Freedom Mortgage Corp. 7.625% 5/1/26 (d)		250,000	220,935
Home Point Capital, Inc. 5% 2/1/26 (d)		1,675,000	1,375,544
LD Holdings Group LLC 6.125% 4/1/28 (d)		1,400,000	1,123,500
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30(d)		1,415,000	1,266,713
5.5% 8/15/28(d)		1,068,000	1,007,946
PennyMac Financial Services, Inc.:
4.25% 2/15/29(d)		2,165,000	1,786,125
5.375% 10/15/25(d)		585,000	568,181
			8,451,826
TOTAL FINANCIALS			73,386,512

HEALTH CARE - 3.4%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		997,000	788,158
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		720,000	657,900
			1,446,058
Health Care Equipment & Supplies - 0.6%
AdaptHealth LLC:
4.625% 8/1/29(d)		1,713,000	1,469,774
5.125% 3/1/30(d)		440,000	382,555
6.125% 8/1/28(d)		285,000	266,532
Avantor Funding, Inc.:
3.875% 11/1/29(d)		640,000	594,074
4.625% 7/15/28(d)		1,025,000	997,868
Embecta Corp.:
5% 2/15/30(d)		1,425,000	1,272,240
6.75% 2/15/30(d)		25,000	24,385
Hologic, Inc.:
3.25% 2/15/29(d)		785,000	706,500
4.625% 2/1/28(d)		110,000	109,337
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29(d)		2,228,000	2,010,770
5.25% 10/1/29(d)		7,470,000	6,612,519
Teleflex, Inc. 4.25% 6/1/28 (d)		270,000	259,296
			14,705,850
Health Care Providers & Services - 1.7%
180 Medical, Inc. 3.875% 10/15/29 (d)		730,000	664,259
AMN Healthcare 4% 4/15/29 (d)		2,147,000	1,954,877
Cano Health, Inc. 6.25% 10/1/28 (d)		945,000	839,362
Community Health Systems, Inc.:
4.75% 2/15/31(d)		815,000	657,503
5.25% 5/15/30(d)		2,470,000	2,127,707
5.625% 3/15/27(d)		1,385,000	1,290,183
6% 1/15/29(d)		1,845,000	1,671,828
6.125% 4/1/30(d)		3,005,000	2,188,542
6.875% 4/15/29(d)		1,490,000	1,164,137
8% 3/15/26(d)		675,000	676,364
8% 12/15/27(d)		1,195,000	1,194,858
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		2,445,000	2,003,849
4.625% 6/1/30(d)		3,142,000	2,729,613
HCA Holdings, Inc. 7.69% 6/15/25		525,000	570,924
HealthEquity, Inc. 4.5% 10/1/29 (d)		330,000	307,725
LifePoint Health, Inc.:
4.375% 2/15/27(d)		324,000	301,916
6.75% 4/15/25(d)		79,000	80,504
MEDNAX, Inc. 5.375% 2/15/30 (d)		600,000	527,112
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		435,000	393,497
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		605,000	557,629
Option Care Health, Inc. 4.375% 10/31/29 (d)		1,575,000	1,435,597
Prime Healthcare Services 7.25% 11/1/25 (d)		2,175,000	2,077,125
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,205,000	1,800,438
Regionalcare Hospital Partners 9.75% 12/1/26 (d)		873,000	887,186
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (d)		1,000,000	842,580
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		970,000	884,136
Select Medical Corp. 6.25% 8/15/26 (d)		1,210,000	1,207,060
Tenet Healthcare Corp.:
4.25% 6/1/29(d)		3,625,000	3,405,506
4.375% 1/15/30(d)		4,850,000	4,525,050
4.625% 6/15/28(d)		764,000	735,125
6.125% 10/1/28(d)		3,185,000	3,109,181
6.25% 2/1/27(d)		845,000	845,042
6.875% 11/15/31		1,845,000	1,818,783
			45,475,198
Health Care Technology - 0.1%
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		3,480,000	3,192,900

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		625,000	579,110
4.25% 5/1/28(d)		120,000	116,084
			695,194
Pharmaceuticals - 0.9%
Bausch Health Companies, Inc.:
5% 1/30/28(d)		4,145,000	2,645,318
5.25% 1/30/30(d)		3,897,000	2,279,745
6.125% 2/1/27(d)		1,175,000	1,071,964
6.25% 2/15/29(d)		5,635,000	3,502,096
7% 1/15/28(d)		1,100,000	750,750
7.25% 5/30/29(d)		2,015,000	1,332,258
Catalent Pharma Solutions 3.5% 4/1/30 (d)		725,000	651,251
Jazz Securities DAC 4.375% 1/15/29 (d)		675,000	651,375
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		840,000	805,375
5.125% 4/30/31(d)		1,980,000	1,903,523
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		570,000	531,525
5.125% 5/9/29		1,905,000	1,746,047
6.75% 3/1/28		1,500,000	1,527,293
7.125% 1/31/25		965,000	991,200
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27(d)		2,034,000	1,615,810
9.25% 4/1/26(d)		1,715,000	1,437,256
			23,442,786
TOTAL HEALTH CARE			88,957,986

INDUSTRIALS - 4.4%
Aerospace & Defense - 1.0%
Bombardier, Inc.:
6% 2/15/28(d)		3,515,000	2,926,976
7.125% 6/15/26(d)		400,000	364,746
7.5% 12/1/24(d)		2,440,000	2,366,800
7.5% 3/15/25(d)		4,485,000	4,308,832
7.875% 4/15/27(d)		3,584,000	3,281,600
BWX Technologies, Inc. 4.125% 6/30/28 (d)		945,000	855,149
Moog, Inc. 4.25% 12/15/27 (d)		892,000	845,170
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		475,000	478,807
The Boeing Co. 5.93% 5/1/60		1,600,000	1,563,669
TransDigm, Inc.:
4.625% 1/15/29		1,950,000	1,748,312
5.5% 11/15/27		3,239,000	3,093,245
6.25% 3/15/26(d)		3,245,000	3,301,008
6.375% 6/15/26		20,000	19,850
7.5% 3/15/27		700,000	712,310
			25,866,474
Airlines - 0.4%
American Airlines, Inc. 11.75% 7/15/25 (d)		2,635,000	2,990,066
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(d)		520,000	514,337
5.75% 4/20/29(d)		3,175,000	3,067,844
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		625,000	620,784
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		875,000	888,213
United Airlines, Inc.:
4.375% 4/15/26(d)		1,400,000	1,351,060
4.625% 4/15/29(d)		1,490,000	1,397,918
			10,830,222
Building Products - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,000,000	960,000
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (d)(g)		175,000	140,874
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		575,000	512,739
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (d)		900,000	667,238
Griffon Corp. 5.75% 3/1/28		1,325,000	1,278,625
Jeld-Wen, Inc. 4.625% 12/15/25 (d)		450,000	415,125
Masonite International Corp. 3.5% 2/15/30 (d)		150,000	129,717
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		475,000	403,803
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (d)		840,000	743,374
PGT Innovations, Inc. 4.375% 10/1/29 (d)		1,235,000	1,104,648
Shea Homes Ltd. Partnership/Corp. 4.75% 2/15/28 (d)		1,775,000	1,562,057
Standard Industries, Inc./New Jersey:
4.375% 7/15/30(d)		2,670,000	2,405,416
4.75% 1/15/28(d)		706,000	669,662
			10,993,278
Commercial Services & Supplies - 1.1%
ACCO Brands Corp. 4.25% 3/15/29 (d)		710,000	608,825
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(d)		2,200,000	1,780,020
6.625% 7/15/26(d)		1,764,000	1,748,225
9.75% 7/15/27(d)		1,290,000	1,212,329
APi Escrow Corp. 4.75% 10/15/29 (d)		25,000	22,000
APX Group, Inc. 6.75% 2/15/27 (d)		550,000	554,950
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		1,185,000	1,059,461
4.625% 6/1/28(d)		2,240,000	1,983,447
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		1,679,000	1,381,851
CoreCivic, Inc.:
4.75% 10/15/27		90,000	77,766
8.25% 4/15/26		2,660,000	2,737,885
Covanta Holding Corp. 4.875% 12/1/29 (d)		435,000	382,672
GFL Environmental, Inc.:
4.375% 8/15/29(d)		1,475,000	1,316,438
4.75% 6/15/29(d)		1,530,000	1,393,796
5.125% 12/15/26(d)		90,000	89,895
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		765,000	715,554
Madison IAQ LLC:
4.125% 6/30/28(d)		2,530,000	2,321,275
5.875% 6/30/29(d)		2,210,000	1,729,325
Nielsen Finance LLC/Nielsen Finance Co. 5.625% 10/1/28 (d)		909,000	900,919
PowerTeam Services LLC 9.033% 12/4/25 (d)		725,000	572,750
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
5.75% 4/15/26(d)		780,000	771,436
6.25% 1/15/28(d)		1,240,000	1,141,792
Staples, Inc.:
7.5% 4/15/26(d)		1,290,000	1,191,444
10.75% 4/15/27(d)		555,000	455,100
Stericycle, Inc.:
3.875% 1/15/29(d)		890,000	808,031
5.375% 7/15/24(d)		155,000	155,073
The GEO Group, Inc. 6% 4/15/26		650,000	537,820
Verde Bidco SpA 4.625% 10/1/26 (d)	EUR	215,000	211,865
			27,861,944
Construction & Engineering - 0.4%
Amsted Industries, Inc. 4.625% 5/15/30 (d)		965,000	868,500
Cloud Crane LLC 10.125% 8/1/24 (d)		3,462,000	3,375,450
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		525,000	493,500
Pike Corp. 5.5% 9/1/28 (d)		2,774,000	2,346,083
Railworks Holdings LP 8.25% 11/15/28 (d)		640,000	618,542
SRS Distribution, Inc.:
4.625% 7/1/28(d)		695,000	639,400
6% 12/1/29(d)		2,310,000	1,989,950
			10,331,425
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/29 (d)		1,460,000	1,404,812
Wesco Distribution, Inc. 7.25% 6/15/28 (d)		15,000	15,751
			1,420,563
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27(d)		120,000	108,205
4.75% 6/15/29(d)		390,000	351,000
			459,205
Machinery - 0.3%
Hillenbrand, Inc.:
3.75% 3/1/31		590,000	519,200
5% 9/15/26(g)		25,000	24,125
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,455,000	1,309,500
Terex Corp. 5% 5/15/29 (d)		435,000	404,898
Titan International, Inc. 7% 4/30/28		25,000	24,470
Vertical Holdco GmbH 7.625% 7/15/28 (d)		2,666,000	2,499,918
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		2,035,000	1,984,125
			6,766,236
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)		895,000	800,090

Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		620,000	580,475
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		570,000	533,005
Dun & Bradstreet Corp. 5% 12/15/29 (d)		870,000	791,152
Science Applications International Corp. 4.875% 4/1/28 (d)		895,000	849,983
TriNet Group, Inc. 3.5% 3/1/29 (d)		800,000	713,208
			3,467,823
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75% 4/1/28 (d)		525,000	476,438
Hertz Corp.:
4.625% 12/1/26(d)		125,000	114,418
5% 12/1/29(d)		800,000	702,000
Uber Technologies, Inc.:
7.5% 9/15/27(d)		885,000	914,811
8% 11/1/26(d)		990,000	1,023,170
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (d)		855,000	811,707
			4,042,544
Trading Companies & Distributors - 0.4%
Alta Equipment Group, Inc. 5.625% 4/15/26 (d)		1,000,000	900,000
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (d)		1,050,000	902,685
Foundation Building Materials, Inc. 6% 3/1/29 (d)		1,800,000	1,467,000
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		3,205,000	2,796,042
United Rentals North America, Inc.:
3.875% 2/15/31		945,000	858,178
5.25% 1/15/30		2,400,000	2,402,136
			9,326,041
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		740,000	656,454

TOTAL INDUSTRIALS			112,822,299

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.4%
Commscope Technologies LLC 6% 6/15/25 (d)		965,000	898,948
CommScope, Inc.:
4.75% 9/1/29(d)		645,000	571,022
6% 3/1/26(d)		880,000	860,200
7.125% 7/1/28(d)		830,000	701,582
8.25% 3/1/27(d)		340,000	299,115
Hughes Satellite Systems Corp. 6.625% 8/1/26		2,285,000	2,250,394
SSL Robotics LLC 9.75% 12/31/23 (d)		334,000	351,953
ViaSat, Inc.:
5.625% 9/15/25(d)		1,825,000	1,731,469
5.625% 4/15/27(d)		1,030,000	991,993
Viavi Solutions, Inc. 3.75% 10/1/29 (d)		780,000	703,030
			9,359,706
Electronic Equipment & Components - 0.1%
II-VI, Inc. 5% 12/15/29 (d)		1,095,000	1,026,563
Likewize Corp. 9.75% 10/15/25 (d)		1,310,000	1,305,088
TTM Technologies, Inc. 4% 3/1/29 (d)		935,000	826,965
			3,158,616
IT Services - 0.6%
Acuris Finance U.S. 5% 5/1/28 (d)		785,000	680,006
Arches Buyer, Inc.:
4.25% 6/1/28(d)		1,265,000	1,154,793
6.125% 12/1/28(d)		615,000	516,372
Bread Financial Holdings, Inc. 4.75% 12/15/24 (d)		450,000	426,132
CA Magnum Holdings 5.375% (d)(i)		250,000	229,531
Condor Merger Sub, Inc. 7.375% 2/15/30 (d)		1,735,000	1,519,045
Gartner, Inc.:
3.625% 6/15/29(d)		1,984,000	1,810,400
3.75% 10/1/30(d)		585,000	542,588
4.5% 7/1/28(d)		1,160,000	1,128,042
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (d)		575,000	530,797
Presidio Holdings, Inc.:
4.875% 2/1/27(d)		450,000	439,677
8.25% 2/1/28(d)		1,170,000	1,148,039
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		775,000	676,083
5.375% 12/1/28(d)		2,995,000	2,367,967
Sabre GLBL, Inc. 9.25% 4/15/25 (d)		780,000	807,238
Twilio, Inc. 3.875% 3/15/31		1,610,000	1,449,596
			15,426,306
Semiconductors & Semiconductor Equipment - 0.0%
Entegris Escrow Corp. 4.75% 4/15/29 (d)		625,000	594,400

Software - 0.3%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		1,260,000	1,181,250
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		1,320,000	1,197,175
4.875% 7/1/29(d)		860,000	770,130
Elastic NV 4.125% 7/15/29 (d)		925,000	809,511
Fair Isaac Corp. 4% 6/15/28 (d)		1,090,000	1,035,260
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		505,000	449,450
MicroStrategy, Inc. 6.125% 6/15/28 (d)		865,000	733,088
NCR Corp.:
5.125% 4/15/29(d)		1,425,000	1,359,001
5.25% 10/1/30(d)		155,000	142,462
Open Text Corp. 3.875% 2/15/28 (d)		550,000	516,885
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% 2/1/29 (d)		54,000	47,115
			8,241,327
TOTAL INFORMATION TECHNOLOGY			36,780,355

MATERIALS - 3.3%
Chemicals - 1.3%
Cornerstone Chemical Co. 6.75% 8/15/24 (d)		1,850,000	1,704,778
CVR Partners LP 6.125% 6/15/28 (d)		1,090,000	1,042,389
Element Solutions, Inc. 3.875% 9/1/28 (d)		677,000	605,915
EverArc Escrow SARL 5% 10/30/29 (d)		950,000	821,750
Gpd Companies, Inc. 10.125% 4/1/26 (d)		880,000	875,600
GrafTech Finance, Inc. 4.625% 12/15/28 (d)		1,485,000	1,359,176
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		1,080,000	977,400
7% 12/31/27(d)		2,160,000	1,733,594
LSB Industries, Inc. 6.25% 10/15/28 (d)		1,235,000	1,220,624
Methanex Corp.:
5.125% 10/15/27		1,656,000	1,598,106
5.25% 12/15/29		565,000	541,270
5.65% 12/1/44		722,000	573,629
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		865,000	767,891
4.875% 6/1/24(d)		300,000	294,179
5% 5/1/25(d)		200,000	197,094
5.25% 6/1/27(d)		935,000	909,446
Nufarm Australia Ltd. 5% 1/27/30 (d)		710,000	646,349
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		1,405,000	1,279,786
6.25% 10/1/29(d)		1,405,000	1,107,724
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (d)		1,255,000	1,205,990
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		705,000	661,170
SPCM SA 3.375% 3/15/30 (d)		600,000	492,000
The Chemours Co. LLC:
4.625% 11/15/29(d)		1,635,000	1,477,631
5.375% 5/15/27		850,000	843,625
5.75% 11/15/28(d)		1,845,000	1,821,476
The Scotts Miracle-Gro Co.:
4% 4/1/31		1,275,000	1,063,866
4.375% 2/1/32		75,000	61,875
TPC Group, Inc.:
10.5% 8/1/24(d)(f)		4,960,000	1,834,807
10.875% 8/1/24(d)(f)		911,763	920,881
Tronox, Inc. 4.625% 3/15/29 (d)		1,790,000	1,642,325
Univar Solutions U.S.A., Inc. 5.125% 12/1/27 (d)		1,085,000	1,061,770
Valvoline, Inc. 4.25% 2/15/30 (d)		129,000	117,551
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		1,910,000	1,566,200
			33,027,867
Construction Materials - 0.2%
Eco Material Technologies, Inc. 7.875% 1/31/27 (d)		550,000	520,482
SRM Escrow Issuer LLC 6% 11/1/28 (d)		2,463,000	2,299,555
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(d)		200,000	188,851
6.5% 3/15/27(d)		1,350,000	1,355,571
White Cap Buyer LLC 6.875% 10/15/28 (d)		825,000	734,250
			5,098,709
Containers & Packaging - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(g)		1,463,279	1,148,674
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (d)		410,000	353,584
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (d)		785,000	732,381
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		220,000	217,250
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		1,370,000	1,123,617
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		1,000,000	889,719
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (d)(g)		1,066,000	1,012,700
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		937,000	866,725
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		820,000	844,600
Owens-Brockway Glass Container, Inc. 6.375% 8/15/25 (d)		650,000	653,120
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (d)		1,100,000	990,671
Sealed Air Corp.:
5% 4/15/29(d)		1,020,000	1,012,166
6.875% 7/15/33(d)		385,000	407,996
TriMas Corp. 4.125% 4/15/29 (d)		75,000	67,500
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		794,000	789,049
8.5% 8/15/27(d)		1,607,000	1,580,097
			12,689,849
Metals & Mining - 1.1%
Alcoa Nederland Holding BV 6.125% 5/15/28 (d)		1,300,000	1,319,379
Allegheny Technologies, Inc.:
4.875% 10/1/29		775,000	697,989
5.125% 10/1/31		495,000	446,208
5.875% 12/1/27		585,000	565,110
Arconic Corp. 6.125% 2/15/28 (d)		1,335,000	1,308,900
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		1,456,000	1,462,458
Commercial Metals Co. 4.125% 1/15/30		610,000	554,028
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		210,000	198,460
Eldorado Gold Corp. 6.25% 9/1/29 (d)		1,600,000	1,427,300
ERO Copper Corp. 6.5% 2/15/30 (d)		2,160,000	1,875,825
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		1,985,000	1,986,861
6.875% 10/15/27(d)		335,000	334,163
7.5% 4/1/25(d)		1,081,000	1,096,202
FMG Resources Pty Ltd.:
4.5% 9/15/27(d)		740,000	712,376
5.875% 4/15/30(d)		725,000	709,014
Freeport-McMoRan, Inc.:
5.4% 11/14/34		1,815,000	1,847,220
5.45% 3/15/43		740,000	727,886
Hecla Mining Co. 7.25% 2/15/28		2,820,000	2,763,600
HudBay Minerals, Inc.:
4.5% 4/1/26(d)		675,000	599,832
6.125% 4/1/29(d)		2,144,000	1,921,324
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)		110,000	114,537
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		310,000	270,689
4.625% 3/1/28(d)		479,000	440,406
Mineral Resources Ltd. 8.5% 5/1/30 (d)		345,000	349,854
New Gold, Inc. 7.5% 7/15/27 (d)		2,470,000	2,312,538
Novelis Corp.:
3.875% 8/15/31(d)		200,000	174,500
4.75% 1/30/30(d)		1,130,000	1,072,088
PMHC II, Inc. 9% 2/15/30 (d)		765,000	573,750
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		1,840,000	1,635,318
TMS International Corp. 6.25% 4/15/29 (d)		325,000	259,836
			29,757,651
Paper & Forest Products - 0.2%
Glatfelter Corp. 4.75% 11/15/29 (d)		625,000	449,400
LABL, Inc.:
5.875% 11/1/28(d)		625,000	571,875
8.25% 11/1/29(d)		2,425,000	2,033,181
Mercer International, Inc. 5.125% 2/1/29		870,000	800,400
SPA Holdings 3 OY 4.875% 2/4/28 (d)		975,000	854,570
			4,709,426
TOTAL MATERIALS			85,283,502

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		850,000	773,500
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29(d)		950,000	896,563
5.75% 2/1/27		660,000	686,565
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27		1,435,000	1,420,680
Park Intermediate Holdings LLC:
4.875% 5/15/29(d)		565,000	536,072
7.5% 6/1/25(d)		2,185,000	2,264,148
RHP Hotel Properties LP/RHP Finance Corp. 4.5% 2/15/29 (d)		175,000	163,272
SBA Communications Corp. 3.125% 2/1/29		640,000	569,216
Senior Housing Properties Trust:
4.375% 3/1/31		1,125,000	882,315
4.75% 5/1/24		825,000	778,472
9.75% 6/15/25		2,055,000	2,156,517
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		2,030,000	1,813,622
6.5% 2/15/29(d)		5,480,000	4,575,800
Uniti Group, Inc.:
6% 1/15/30(d)		1,535,000	1,225,752
7.875% 2/15/25(d)		1,875,000	1,926,169
VICI Properties LP / VICI Note Co. 4.5% 1/15/28 (d)		2,400,000	2,238,144
			22,906,807
Real Estate Management & Development - 0.9%
Country Garden Holdings Co. Ltd.:
5.125% 1/14/27 (Reg. S)		1,265,000	714,725
5.625% 1/14/30 (Reg. S)		665,000	362,425
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		1,620,000	1,629,882
Five Point Operation Co. LP 7.875% 11/15/25 (d)		2,469,000	2,388,237
Forestar Group, Inc. 3.85% 5/15/26 (d)		1,850,000	1,695,821
Greystar Real Estate Partners 5.75% 12/1/25 (d)		1,396,000	1,397,131
Howard Hughes Corp.:
4.125% 2/1/29(d)		1,805,000	1,656,666
4.375% 2/1/31(d)		2,420,000	2,147,266
5.375% 8/1/28(d)		2,060,000	2,006,955
Hunt Companies, Inc. 5.25% 4/15/29 (d)		2,275,000	2,144,188
Kennedy-Wilson, Inc. 4.75% 2/1/30		690,000	615,211
Mattamy Group Corp. 4.625% 3/1/30 (d)		2,675,000	2,239,090
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		815,000	724,331
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		3,388,000	3,123,798
6.625% 7/15/27(d)		1,648,000	1,648,105
			24,493,831
TOTAL REAL ESTATE			47,400,638

UTILITIES - 1.6%
Electric Utilities - 0.8%
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		725,000	639,813
4.75% 3/15/28(d)		265,000	253,075
NRG Energy, Inc.:
3.375% 2/15/29(d)		195,000	173,537
3.625% 2/15/31(d)		1,450,000	1,276,000
3.875% 2/15/32(d)		525,000	462,000
5.25% 6/15/29(d)		2,222,000	2,166,983
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		747,894	747,894
Pattern Energy Operations LP 4.5% 8/15/28 (d)		220,000	206,474
PG&E Corp.:
5% 7/1/28		1,985,000	1,875,746
5.25% 7/1/30		6,330,000	5,839,362
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		1,725,000	1,612,358
5% 7/31/27(d)		1,827,000	1,787,363
5.625% 2/15/27(d)		2,522,000	2,523,261
			19,563,866
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		1,823,000	1,791,098
5.875% 8/20/26		1,350,000	1,372,950
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26(d)		1,020,000	935,850
5.875% 4/1/29(d)		1,060,000	921,161
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		1,775,000	1,635,364
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		2,105,000	1,965,544
			8,621,967
Independent Power and Renewable Electricity Producers - 0.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		715,000	649,833
Calpine Corp.:
4.5% 2/15/28(d)		515,000	492,314
5% 2/1/31(d)		1,205,000	1,073,944
5.125% 3/15/28(d)		10,218,000	9,535,949
			11,752,040
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		515,000	515,000

TOTAL UTILITIES			40,452,873

TOTAL NONCONVERTIBLE BONDS			998,803,358
TOTAL CORPORATE BONDS (Cost $1,109,946,690)			1,007,654,132

U.S. Treasury Obligations - 1.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1% to 1.02% 8/11/22 (j)(k)	675,000	673,622
U.S. Treasury Notes:
2.5% 3/31/27	30,350,000	29,901,863
2.75% 4/30/27	7,445,000	7,417,663
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,892,151)		37,993,148

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022, 0% 11/1/43 (g) (Cost $1,273,431)	2,292,630	1,186,436

Common Stocks - 1.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Intelsat Emergence SA (c)	104,500	4,180,000
Intelsat Jackson Holdings SA:
Series A rights (c)(l)	10,942	0
Series B rights (c)(l)	10,942	0
T-Mobile U.S., Inc. (l)	8,900	1,186,281
		5,366,281
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Jonah Energy Parent LLC (c)(l)	29,131	1,841,079
Oil, Gas & Consumable Fuels - 0.6%
Chesapeake Energy Corp.	112,011	10,907,631
Chesapeake Energy Corp. (b)(l)	644	62,713
Civitas Resources, Inc.	22,720	1,734,672
Mesquite Energy, Inc. (c)(l)	46,770	2,607,915
		15,312,931
TOTAL ENERGY		17,154,010
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Avantor, Inc. (l)	38,312	1,227,516
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
TE Connectivity Ltd.	2,400	310,536
IT Services - 0.0%
GTT Communications, Inc. rights (c)(l)	106,083	106,083
TOTAL INFORMATION TECHNOLOGY		416,619
MATERIALS - 0.0%
Chemicals - 0.0%
TPC Group, Inc. rights (c)(l)	2,592,104	26
Metals & Mining - 0.0%
Constellium NV (l)	56,300	950,907
TOTAL MATERIALS		950,933
UTILITIES - 0.2%
Gas Utilities - 0.2%
Ferrellgas Partners LP Class B	23,547	4,473,930
TOTAL COMMON STOCKS (Cost $14,687,025)		29,589,289

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 6.50%	15,400	790,790
Life Sciences Tools & Services - 0.1%
Danaher Corp. Series B, 5.00%	925	1,313,409
TOTAL HEALTH CARE		2,104,199
UTILITIES - 0.1%
Electric Utilities - 0.1%
American Electric Power Co., Inc. 6.125%	12,350	695,429
NextEra Energy, Inc. 5.279%	34,450	1,678,060
		2,373,489
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,203,656)		4,477,688

Bank Loan Obligations - 2.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6247% 4/30/27 (g)(h)(m)	517,650	489,826
Media - 0.1%
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (g)(h)(m)	1,652,134	1,658,743
2LN, term loan 3 month U.S. LIBOR + 3.250% 4.0916% 8/24/26 (g)(h)(m)	1,719,800	515,510
		2,174,253
Wireless Telecommunication Services - 0.1%
Xplornet Communications, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 10/1/28 (g)(h)(m)(n)	1,589,008	1,454,800
2LN, term loan 1 month U.S. LIBOR + 7.000% 9/30/29 (g)(h)(m)(n)	325,000	295,750
		1,750,550
TOTAL COMMUNICATION SERVICES		4,414,629
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5983% 7/21/28 (g)(h)(m)	3,132,150	2,932,475
Household Durables - 0.1%
Sunset Debt Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9/17/28 (g)(h)(m)(n)	1,720,000	1,482,640
Internet & Direct Marketing Retail - 0.1%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 3/5/28 (g)(h)(m)	2,000,372	1,894,352
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 12/18/27 (g)(h)(m)	749,082	682,414
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (g)(h)(m)	706,441	606,105
		1,288,519
TOTAL CONSUMER DISCRETIONARY		7,597,986
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Ascent Resources - Utica LLC/ARU Finance Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 11/1/25 (g)(h)(m)(n)	3,503,000	3,717,559
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 6/24/24 (g)(h)(m)	5,903,334	5,813,721
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (g)(h)(m)	668,212	655,269
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 5.006% 2/6/25 (g)(h)(m)	1,652,794	1,584,319
3 month U.S. LIBOR + 4.250% 5.256% 3/10/26 (g)(h)(m)	861,261	825,553
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.006% 2/6/25 (g)(h)(m)	1,103,505	1,057,787
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(g)(h)(m)	864,602	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(g)(h)(m)	373,000	0
Prairie ECI Acquiror LP 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/11/26 (g)(h)(m)(n)	765,000	727,943
		14,382,151
FINANCIALS - 0.4%
Insurance - 0.4%
Asurion LLC:
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 6.3096% 1/31/28 (g)(h)(m)	1,388,677	1,245,185
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 6.3096% 1/20/29 (g)(h)(m)	10,615,000	9,500,425
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2132% 4/25/25 (g)(h)(m)	695,017	669,822
		11,415,432
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
ADMI Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/23/27 (g)(h)(m)(n)	74,669	70,483
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 12/13/26 (g)(h)(m)	54,722	52,624
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7637% 6/13/26 (g)(h)(m)	404,556	322,241
		445,348
Health Care Technology - 0.0%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.3628% 2/15/29 (g)(h)(m)	735,362	700,433
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (g)(h)(m)(o)	124,638	118,717
		819,150
TOTAL HEALTH CARE		1,264,498
INDUSTRIALS - 0.4%
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8127% 4/20/28 (g)(h)(m)	915,000	911,111
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (g)(h)(m)	1,305,000	1,322,396
		2,233,507
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (g)(h)(m)	975,088	782,878
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC:
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 12/21/28 (g)(h)(m)	1	1
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 1/31/29 (g)(h)(m)	1	1
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 12/21/28 (g)(h)(m)	1	1
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3964% 6/21/24 (g)(h)(m)	1,513,976	1,344,911
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (g)(h)(m)	5,165,348	4,614,773
		5,959,687
Professional Services - 0.0%
CoreLogic, Inc. 2LN, term loan 0% 4/13/29 (g)(m)	755,000	653,075
TOTAL INDUSTRIALS		9,629,147
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 4/4/26 (g)(h)(m)	736,224	696,652
IT Services - 0.2%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.75% 5/31/25 (g)(h)(m)	3,708,841	2,888,260
Peraton Corp. 2LN, term loan 0% 2/1/29 (g)(m)	533,945	510,809
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 8/27/25 (g)(h)(m)	175,000	171,063
		3,570,132
Software - 0.7%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.5137% 12/10/29 (g)(h)(m)	1,960,000	1,858,727
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 12/10/28 (g)(h)(m)	1,862,888	1,767,750
BMC Software, Inc. Tranche B 2LN, term loan 1 month U.S. LIBOR + 5.500% 3/23/26 (g)(h)(m)(n)	380,000	364,405
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8096% 10/2/25 (g)(h)(m)	246,313	236,000
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 6/13/25 (g)(h)(m)	1,175,000	1,024,212
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 6/13/24 (g)(h)(m)	911,032	856,753
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.7637% 6/2/28 (g)(h)(m)	762,404	726,098
Proofpoint, Inc. 2LN, term loan 0% 5/27/29 (g)(m)	520,000	507,650
RealPage, Inc. 2LN, term loan 3 month U.S. LIBOR + 0.000% 2/17/29 (g)(h)(m)(n)	1,475,000	1,437,388
Renaissance Holdings Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.7637% 5/31/26 (g)(h)(m)	160,000	154,914
Skillsoft Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7/16/28 (g)(h)(m)(n)	2,014,875	1,924,206
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (g)(h)(m)	2,470,490	2,376,957
2LN, term loan 1 month U.S. LIBOR + 5.250% 6.2116% 5/3/27 (g)(h)(m)	5,184,807	4,961,238
		18,196,298
TOTAL INFORMATION TECHNOLOGY		22,463,082
MATERIALS - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(g)(h)(m)	1,104,019	1,062,618
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (g)(h)(m)	1,057,350	1,005,149
		2,067,767
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.3841% 3/30/29 (g)(h)(m)	280,000	266,000
TOTAL MATERIALS		2,333,767
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Retail Holdings VII Sub 3 LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8/24/25 (g)(h)(m)(n)	777,078	742,436
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 8/1/25 (g)(h)(m)(n)	300,000	289,875
Heritage Power LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/28/26 (g)(h)(m)(n)	1,655,940	695,230
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0625% 6/23/25 (g)(h)(m)	497,180	480,867
		1,465,972
TOTAL BANK LOAN OBLIGATIONS (Cost $81,572,293)		75,709,100

Fixed-Income Funds - 52.9%
	Shares	Value ($)
High Yield Fixed-Income Funds - 52.9%
Artisan High Income Fund Investor Shares	38,717,367	360,071,473
BlackRock High Yield Bond Portfolio Class K	33,274,155	236,579,239
Eaton Vance Income Fund of Boston Class A	25,136,581	129,704,757
Fidelity Capital & Income Fund (p)	31,410,296	320,070,916
MainStay High Yield Corporate Bond Fund Class A	31,838,584	165,560,639
Vanguard High-Yield Corporate Fund Admiral Shares	29,993,711	163,765,663

TOTAL FIXED-INCOME FUNDS (Cost $1,328,063,424)		1,375,752,687

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream Partners LP 7.375% (g)(i)	700,000	645,967
FINANCIALS - 0.1%
Banks - 0.1%
Banco Do Brasil SA 9% (Reg. S) (g)(i)	560,000	585,346
Citigroup, Inc. 3.875% (g)(i)	1,000,000	892,700
		1,478,046
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.:
7% (d)(g)(i)	3,080,000	2,953,628
8% (d)(g)(i)	6,820,000	6,768,850
		9,722,478
Multi-Utilities - 0.0%
NiSource, Inc. 5.65% (g)(i)	795,000	751,275
TOTAL UTILITIES		10,473,753
TOTAL PREFERRED SECURITIES (Cost $12,845,725)		12,597,766

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (q)	20,073,093	20,077,107
State Street Institutional U.S. Government Money Market Fund Premier Class 0.74% (r)	13,203,344	13,203,344
TOTAL MONEY MARKET FUNDS (Cost $33,280,307)		33,280,451

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $2,623,764,702)	2,578,240,697
NET OTHER ASSETS (LIABILITIES) - 0.9%	22,681,672
NET ASSETS - 100.0%	2,600,922,369

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	213	Sep 2022	25,443,516	(37,110)	(37,110)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	160	Sep 2022	33,776,250	42,913	42,913
CBOT 5-Year U.S. Treasury Note Contracts (United States)	152	Sep 2022	17,168,875	47,234	47,234
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	Sep 2022	557,750	(4,457)	(4,457)

TOTAL PURCHASED					48,580

Sold

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	19	Sep 2022	2,959,250	23,434	23,434

TOTAL FUTURES CONTRACTS					72,014
The notional amount of futures purchased as a percentage of Net Assets is 3.0%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

GBP	74,000	USD	91,209	Deutsche Bank AG	7/22/22	2,070
GBP	322,800	USD	397,892	Deutsche Bank AG	7/22/22	9,009
USD	1,707,571	GBP	1,300,055	Barclays Bank PLC	7/22/22	68,800
USD	300,570	GBP	242,506	JPMorgan Chase Bank, N.A.	7/22/22	(5,118)
EUR	526,123	USD	555,682	Deutsche Bank AG	8/19/22	11,612
USD	1,109,920	EUR	1,059,136	JPMorgan Chase Bank, N.A.	8/19/22	(32,096)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						54,277

Unrealized Appreciation						91,491
Unrealized Depreciation						(37,214)
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 38		Jun 2027	ICE	(5%)	Quarterly	46,825,000	1,020,942	0	1,020,942

Sell Protection
5-Year CDX N.A. HY Series 38	NR	Jun 2027	ICE	5%	Quarterly	1,952,000	21,219	0	21,219
American Airlines Group, Inc.	Caa1	Jun 2023	ICE	5%	Quarterly	349,000	10,217	0	10,217
Community Health Systems, Inc.	Caa2	Dec 2026	ICE	5%	Quarterly	784,000	(134,133)	0	(134,133)
Royal Caribbean Cruises Ltd.	B2	Dec 2023	Citibank, N.A.	5%	Quarterly	860,000	432	12,514	12,946

TOTAL SELL PROTECTION							(102,265)	12,514	(89,751)
TOTAL CREDIT DEFAULT SWAPS							918,677	12,514	931,191

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted

(5)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,917,213 or 0.2% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $811,293,264 or 31.2% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Non-income producing - Security is in default.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $631,425.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $656,925.
(l)	Non-income producing
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	The coupon rate will be determined upon settlement of the loan after period end.
(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,226,654 and $2,106,036, respectively.

(p)	Affiliated Fund
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	6,099
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	368,047
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	635,565

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,012,831	174,647,917	155,583,641	20,318	-	-	20,077,107	0.0%
Total	1,012,831	174,647,917	155,583,641	20,318	-	-	20,077,107

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Capital & Income Fund	504,966,112	3,763,474	166,789,220	3,763,502	(837,462)	(21,031,988)	320,070,916
	504,966,112	3,763,474	166,789,220	3,763,502	(837,462)	(21,031,988)	320,070,916

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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